Geographic and Other Information - Revenue and Non-current Assets by Geography (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of geographical areas [Line Items]
Revenue	₩ 21,330,819	₩ 26,151,781		₩ 29,878,043
Revenue included in forward exchange hedging loss	21,330,819	26,364,737	[1],[2]	29,878,043
Property, plant and equipment	20,200,332	20,946,933		20,558,446
Intangible assets	1,773,955	1,752,957		1,644,898
Investment property	32,995	28,269
Domestic [member]
Disclosure of geographical areas [Line Items]
Revenue	633,529	678,246	[1]	632,531
Property, plant and equipment	13,583,136	14,042,794
Intangible assets	1,683,116	1,633,866
Investment property	32,995	28,269
China [member]
Disclosure of geographical areas [Line Items]
Revenue	14,704,357	17,434,407	[1]	19,866,707
Property, plant and equipment	3,358,395	4,302,527
Intangible assets	32,009	53,388
Vietnam [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment	3,244,729	2,590,438
Intangible assets	31,472	20,315
Other countries [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment	14,072	11,174
Intangible assets	27,358	45,388
Foreign countries [member]
Disclosure of geographical areas [Line Items]
Revenue	20,697,290	25,686,491	[1]	29,245,512
Property, plant and equipment	6,617,196	6,904,139
Intangible assets	90,839	119,091
Asia (excluding China) [member]
Disclosure of geographical areas [Line Items]
Revenue	2,397,980	2,796,648	[1]	3,256,126
Americas [member]
Disclosure of geographical areas [Line Items]
Revenue	2,079,628	3,078,924	[1]	3,263,055
Europe (excluding Poland) [member]
Disclosure of geographical areas [Line Items]
Revenue	613,924	988,566	[1]	1,159,669
Poland [member]
Disclosure of geographical areas [Line Items]
Revenue	₩ 901,401	₩ 1,387,946	[1]	₩ 1,699,955

[1]	Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.
[2]	Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.